UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                             Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/13

Check here if Amendment [  ]; Amendment Number:  ____
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:     Princeton Capital Management, Inc.
Address:  47 Hulfish Street, Suite 500
          Princeton, New Jersey  08540

Form 13F File Number:  28-7092

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ann W. Elmes
Title:    Chief Compliance Officer
Phone:    (609) 924-6867

Signature, Place, and Date of Signing:

Ann W. Elmes              Princeton, New Jersey      5/3/13
[Signature]                   [City, State]           [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[  ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this
     report and a portion are reported by other reporting
     managers(s).)
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                     Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Manager:

Form 13F Information Table Entry Total:     77

Form 13F Information Table Value Total:	$  102,293
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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PRINCETON CAPITAL MANAGEMENT
FORM 13F
                              31-Mar-13

                                                                                                     Voting Authority
                                       Title                                                         ------------------------
                                       of                 Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                         Class  CUSIP       (x$1000)  Prn Amt  Prn Call Dscretn  Mgrs  Sole     Shared   None
------------------------------         ----------------   --------  -------- --- ---- -------  -------------- -------- --------

3M Company                             COM    88579y101          393     3700SH       Sole                                  3700
ATT - New                              COM    00206r102         3570    97313SH       Sole               35115             62198
AXT, Inc.                              COM    00246w103         1634   555900SH       Sole                3100            552800
Amazon.com                             COM    023135106         1183     4439SH       Sole                                  4439
American Tower REIT                    COM    03027x100         2703    35146SH       Sole               20786             14360
Apple Inc.                             COM    037833100         1658     3746SH       Sole                2804               942
Astro-Med                              COM    04638f108          245    25600SH       Sole                 700             24900
BTG plc                                COM    g1660v103          367    68640SH       Sole                                 68640
Bayer, ADR                             COM    072730302         2101    20329SH       Sole               15019              5310
BioLase Technology                     COM    090911108         1869   471825SH       Sole               83372            388453
Boeing                                 COM    097023105         3480    40530SH       Sole               19690             20840
Bristol-Myers Squibb                   COM       110122108      1818    44142SH       Sole               29577             14565
Bunge Limited                          COM    G16962105         2076    28120SH       Sole               15287             12833
CACI International, Inc.               COM       127190304      1099    18985SH       Sole                4395             14590
Canadian Pacific Railway               COM    13645T100         3486    26720SH       Sole               14275             12445
Caterpillar                            COM       149123101      1367    15719SH       Sole                9044              6675
Cavium Inc                             COM    14964u108          977    25170SH       Sole                                 25170
Cisco Systems                          COM    17275R102         1879    89907SH       Sole               61867             28040
Companhia Energetica                   COM       204409601       319    26900SH       Sole                                 26900
Computer Sciences                      COM       205363104      3685    74849SH       Sole               45809             29040
Corning Inc                            COM       219350105      1537   115273SH       Sole               62403             52870
Cree                                   COM       225447101      3645    66618SH       Sole               29358             37260
Crown Castle International             COM       228227104      1663    23877SH       Sole               20782              3095
Curon Medical PIPE (Rev Spl)           COM       231292913         0    23076SH       Sole                                 23076
Cytori Therapeutics                    COM    23283k105          586   233735SH       Sole               57040            176695
Deere & Company                        COM       244199105      1862    21660SH       Sole               11230             10430
Dyadic International                   COM    26745T101           64    37200SH       Sole                                 37200
Eastman Kodak                          COM       277461109        76   252166SH       Sole                                252166
Entegris Inc                           COM    29362u104          471    47800SH       Sole                                 47800
Exelixis                               COM    30161Q104           46    10000SH       Sole                                 10000
Exxon Mobil                            COM    30231G102          568     6300SH       Sole                                  6300
FEI Company                            COM    30241L109         2068    32043SH       Sole                                 32043
FMC Corp                               COM       302491303      2433    42653SH       Sole               25930             16723
Forest Laboratories                    COM       345838106       285     7500SH       Sole                                  7500
General Electric                       COM       369604103      4405   190541SH       Sole              100126             90415
GlaxoSmithKline                        COM    37733W105         1045    22282SH       Sole               19792              2490
Google                                 COM    38259p508         3289     4141SH       Sole                2588              1553
Hansen Medical                         COM       411307101      1404   698600SH       Sole               67415            631185
Harris & Harris Group                  COM       413833104       158    44000SH       Sole                                 44000
IPG Photonics                          COM    44980X109          899    13540SH       Sole                2425             11115
ISIS Pharmaceuticals                   COM       464330109       719    42450SH       Sole                                 42450
Intel                                  COM       458140100      1192    54605SH       Sole               47095              7510
JDS Uniphase                           COM    46612J507         1100    82300SH       Sole               19000             63300
MAKO Surgical                          COM       560879108       522    46860SH       Sole               13790             33070
Mckesson HBOC                          COM    58155Q103          248     2300SH       Sole                                  2300
Microsoft                              COM       594918104      2018    70559SH       Sole               38259             32300
Microvision                            COM       594960304        99    62527SH       Sole                 138             62390
Morphosys                              COM    D55040105         1877    46180SH       Sole                6230             39950
Nektar Therapeutics                    COM       640268108       813    73950SH       Sole                                 73950
NeoPhotonics Corporation               COM    64051T100          350    68500SH       Sole                                 68500
Nextera Energy                         COM    65339f101          225     2900SH       Sole                                  2900
Novozymes, ADR                         COM       670108109       411    12090SH       Sole                9555              2535
OCZ Technology Group                   COM    67086e303          212   117500SH       Sole                                117500
Osiris                                 COM    68827r108          217    20875SH       Sole                                 20875
Pepco Holdings                         COM       713291102       708    33100SH       Sole                                 33100
Philips NV, ADR                        COM       500472303       525    17770SH       Sole                                 17770
Qualcomm                               COM       747525103      1853    27675SH       Sole               17995              9680
RF Micro Devices                       COM       749941100       615   115525SH       Sole                                115525
Rockwood Holdings                      COM       774415103       520     7940SH       Sole                3165              4775
SCANA                                  COM    80589M102          454     8875SH       Sole                                  8875
STEC, Inc.                             COM       784774101       257    58145SH       Sole               20880             37265
Senomyx Inc.                           COM    81724Q107          296   140075SH       Sole                                140075
Silicon Image                          COM    82705t102          552   113575SH       Sole                                113575
Solazyme, Inc                          COM    83415T101          432    55400SH       Sole                                 55400
Susquehanna Bancshares                 COM       869099101       435    35000SH       Sole                                 35000
TriQuint Semiconductor                 COM    89674k103          481    95100SH       Sole                                 95100
UNISYS                                 COM       909214306      1176    51685SH       Sole               11265             40420
Union Pacific                          COM       907818108      3166    22235SH       Sole               11660             10575
United Parcel Service                  COM       911312106      2405    28002SH       Sole               15169             12833
Universal Display                      COM    91347P105         2831    96200SH       Sole                8550             87650
Universal Electronics                  COM       913483103      1243    53476SH       Sole               44726              8750
Verizon Communications                 COM    92343v104         4944   100584SH       Sole               48123             52461
Vertex                                 COM    92532F100         1672    30410SH       Sole                2935             27475
Vical                                  COM       925602104       314    78950SH       Sole                                 78950
Vodafone Group, ADR                    COM    92857W209         3327   117136SH       Sole               64886             52250
duPont                                 COM       263534109      1668    33926SH       Sole               19729             14197
Microvision Warrants - exp 11/                   594960171         2   192700SH       Sole                                192700
REPORT SUMMARY                              77DATA RECORDS    102293            0OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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